Defferred Excess of Loss Premiums	12 Months Ended
Dec. 31, 2020
Defferred Excess Of Loss Premiums [Abstract]
DEFFERRED EXCESS OF LOSS PREMIUMS

9.      DEFFERRED EXCESS OF LOSS PREMIUMS

The movement in deferred excess of loss premiums in the consolidated statement of financial position is as follows:

	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Opening balance	15,173	12,449	11,613
Additions	40,726	37,492	24,945
Charged to consolidated statement of income under reinsures’ share of insurance premiums	(38,804)	(34,768)	(24,109)
Ending balance	17,095	15,173	12,449